INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2025	2024

At fair value
Other investments	38	30
	38	30

At amortized cost
Security deposits and cash collateral	159	117
Bank deposits	2	2
Deferred consideration from sale of subsidiary *	250	101
Other investments	184	172
	595	392

Total investments and derivatives	633	422
Non-current	144	65
Current	489	357

* Certain prior period comparatives have been represented to conform with the current year presentation.

Summary of financial liabilities
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2025	2024

At fair value
Warrants	27	—
	27	—

At amortized cost
Borrowing, of which	3,143	3,348
i) Principal amount outstanding	3,049	3,265
ii) Other Borrowings	94	83
Interest accrued	63	57
Discounts, unamortized fees	(19)	(12)
Bank loans and bonds	3,187	3,393

Lease liabilities	1,760	1,030
Other financial liabilities	171	271
	5,118	4,694

Total debt and derivatives	5,145	4,694
Non-current	4,043	3,028
Current	1,102	1,666

Summary of principal amounts outstanding for interest-bearing loans and bonds
The Company had the following principal amounts outstanding for interest-bearing bank loans, bonds and long-term payables classified as borrowings at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2025	2024

VEON MidCo B.V.	Syndicated Loan Facility	None	USD	3M Term SOFR + 4.25%	2027	210	—
VEON MidCo B.V.	Notes	None	USD	3.38%	2027	1,011	1,014
VEON MidCo B.V.	Notes	None	USD	9.00%	2029	200	—
VEON MidCo B.V.	Legacy notes, no payments due, subject to potential conversion	None	USD	3.38%	2027	69	69
VEON Holdings B.V.	Notes	None	USD	4.00%	2025	—	472
VEON Holdings B.V.	Notes	None	RUB	6.30%	2025	—	77
VEON Holdings B.V.*	Legacy notes, no payments due, subject to potential conversion	None	USD	—%	2026	23	24
VEON Holdings B.V.	Legacy notes, no payments due, subject to potential conversion	None	RUB	—%	2026	15	12
PMCL	Notes	None	PKR	3M KIBOR—0.10%	Apr 2025	—	54
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2026	43	87
PMCL	Loan	None	PKR	3M & 6M KIBOR + 0.55%	2028	44.6	47
PMCL	Loan	None	PKR	3M KIBOR + 0.60%	2031	171	180
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2032	142.8	143
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2034	267.65	232
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2034	54	54
PMCL	Loan	None	PKR	6M KIBOR + 0.60%	2035	150	—
PMCL	Loan	None	PKR	3M KIBOR—3%	2025	—	108
PMCL	Loan	None	PKR	6M KIBOR—3%	2025	—	194
PMCL	Other	None	PKR			—	25
Banglalink	Loan	None	BDT	Average bank deposit rate + 4.25%	2027	31	53
Banglalink	Loan	None	BDT	7.00% to 12.00%	2028	41	56
Banglalink	Other	None				164	105
KaR-Tel	Loan	None	KZT	18.50%— 20.50%	2030	58	26
KaR-Tel	Loan	None	KZT	15.5%—16.50%	2029	38	40
KaR-Tel	Loan	None	KZT	20.5%	2030	30	—
KaR-Tel	Other	None				93	61
Unitel LLC	Loan	None	UZS	20% to 22%	2027	29	29
Unitel LLC	Loan	None	UZS	25.80%	2026	—	15
Unitel LLC	Loan	None	UZS	24.00%	2030	28	—
Unitel LLC	Loan	None	UZS	22% to 23%	2030	30	—
Unitel LLC	Other					87	77

	Other bank loans and borrowings					113	94

	Total bank loans and bonds					3,143	3,348

*An indemnity agreement between Kyivstar Holdings and VEON Amsterdam B.V. is in place which is to see Kyivstar Holdings made whole for any external payments to eligible legacy noteholders.

Summary of reconciliation of cash flows from financing activities
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2024	3,785	977	4,762

Cash flows
Proceeds from borrowings, net of fees paid	955	—	955
Repayment of debt	(1,333)	—	(1,333)
Payments of lease liabilities	—	(150)	(150)
Interest paid	(314)	(117)	(431)

Non-cash movements
Interest and fee accruals	346	119	465
Lease additions, disposals, impairment and modifications	—	295	295
Held for sale - Note 12	(3)	—	(3)
Foreign currency translation	(32)	(68)	(100)
Reclassification related to bank loans and bonds	4	—	4
Other non-cash/ other non financing movements	(15)	(26)	(41)

Balance as of December 31, 2024	3,393	1,030	4,423

Cash flows
Proceeds from borrowings, net of fees paid	971	—	971
Repayment of debt	(1,296)	—	(1,296)
Payments of lease liabilities	—	(250)	(250)
Interest paid	(273)	(126)	(399)

Non-cash and other non financing movements
Interest and fee accruals	349	130	479
Lease additions, disposals, impairment and modifications	—	984	984
Held for sale - Note 12	3	—	3
Foreign currency translation	46	6	52
Reclassification related to bank loans and bonds	64	—	64
Other non-cash/ other non financing movements	(70)	(14)	(84)

Balance as of December 31, 2025	3,187	1,760	4,947

Summary of fair value of financial instruments
The following table presents the Company's financial assets and liabilities that are measured at fair value by the level in the fair value hierarchy as of:

	Total	Level 1	Level 2	Level 3
As of December 31, 2025
Financial assets measured at fair value through other comprehensive income
Other investments	38	—	—	38
	38	—	—	38

Financial liabilities measured at fair value through profit and loss
Warrants	27	27	—	—
	27	27	—	—

As of December 31, 2024
Financial assets measured at fair value through other comprehensive income
Other investments	30	—	—	30
	30	—	—	30

Summary of fair value measurement
The below table sets out the reconciliation of each instrument measured at Level 3:

Other investments
As of January 1, 2024	41
Fair value re-measurement of financial instruments recognized in OCI	(11)
As of December 31, 2024	30
Fair value re-measurement of financial instruments recognized in OCI	8
As of December 31, 2025	38

Summary of hedge accounting with derivatives as hedging items
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

Foreign currency translation reserve
As of January 1, 2024	(5,990)
Transfer from OCI to income statement on disposal of subsidiary	(36)
Other comprehensive loss	(147)
As of December 31, 2024	(6,173)
Transfer from OCI to income statement on disposal of subsidiary	(355)
Other comprehensive income	4
Listing of subsidiary via de-SPAC transaction	215
As of December 31, 2025	(6,309)